Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2015 Fund
June 30, 2023
Z15-NPRT1-0823
1.9884234.106
Domestic Equity Funds - 17.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	30,157	420,988
Fidelity Series Commodity Strategy Fund (a)	873	84,491
Fidelity Series Large Cap Growth Index Fund (a)	15,271	266,014
Fidelity Series Large Cap Stock Fund (a)	15,486	292,686
Fidelity Series Large Cap Value Index Fund (a)	37,579	543,771
Fidelity Series Small Cap Core Fund (a)	189	1,938
Fidelity Series Small Cap Opportunities Fund (a)	10,297	132,624
Fidelity Series Value Discovery Fund (a)	13,544	200,719
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,801,018)		1,943,231

International Equity Funds - 19.4%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	9,929	141,583
Fidelity Series Emerging Markets Fund (a)	16,001	132,971
Fidelity Series Emerging Markets Opportunities Fund (a)	37,821	641,060
Fidelity Series International Growth Fund (a)	20,072	329,790
Fidelity Series International Index Fund (a)	11,938	136,927
Fidelity Series International Small Cap Fund (a)	6,302	102,275
Fidelity Series International Value Fund (a)	29,803	329,617
Fidelity Series Overseas Fund (a)	26,310	329,923
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,011,090)		2,144,146

Bond Funds - 58.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	99,390	937,252
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	83,184	657,152
Fidelity Series Corporate Bond Fund (a)	83,596	756,540
Fidelity Series Emerging Markets Debt Fund (a)	7,843	58,037
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,059	19,352
Fidelity Series Floating Rate High Income Fund (a)	1,257	11,261
Fidelity Series Government Bond Index Fund (a)	120,388	1,103,960
Fidelity Series High Income Fund (a)	7,344	60,147
Fidelity Series International Credit Fund (a)	7	55
Fidelity Series International Developed Markets Bond Index Fund (a)	51,346	440,548
Fidelity Series Investment Grade Bond Fund (a)	113,225	1,126,583
Fidelity Series Investment Grade Securitized Fund (a)	86,120	766,472
Fidelity Series Long-Term Treasury Bond Index Fund (a)	79,686	479,710
Fidelity Series Real Estate Income Fund (a)	1,634	15,651
TOTAL BOND FUNDS (Cost $6,747,132)		6,432,720

Short-Term Funds - 5.1%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.17% (a)(b)	135,202	135,202
Fidelity Series Short-Term Credit Fund (a)	7,329	70,436
Fidelity Series Treasury Bill Index Fund (a)	36,462	362,429
TOTAL SHORT-TERM FUNDS (Cost $569,139)		568,067

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $11,128,379)	11,088,164
NET OTHER ASSETS (LIABILITIES) - 0.0%	5
NET ASSETS - 100.0%	11,088,169

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	902,233	70,581	29,618	-	(172)	(5,772)	937,252
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	675,860	21,388	25,826	99	(121)	(14,149)	657,152
Fidelity Series Blue Chip Growth Fund	426,337	10,676	82,759	-	11,085	55,649	420,988
Fidelity Series Canada Fund	142,630	5,619	12,171	-	14	5,491	141,583
Fidelity Series Commodity Strategy Fund	81,077	8,207	2,675	-	(2,373)	255	84,491
Fidelity Series Corporate Bond Fund	746,303	45,284	26,761	7,566	(314)	(7,972)	756,540
Fidelity Series Emerging Markets Debt Fund	56,365	3,193	1,920	874	5	394	58,037
Fidelity Series Emerging Markets Debt Local Currency Fund	19,087	430	732	-	34	533	19,352
Fidelity Series Emerging Markets Fund	102,210	28,044	-	-	-	2,717	132,971
Fidelity Series Emerging Markets Opportunities Fund	669,860	-	48,005	-	(303)	19,508	641,060
Fidelity Series Floating Rate High Income Fund	10,860	645	357	253	1	112	11,261
Fidelity Series Government Bond Index Fund	1,097,385	70,510	41,217	7,340	(383)	(22,335)	1,103,960
Fidelity Series Government Money Market Fund 5.17%	128,329	10,479	3,606	1,658	-	-	135,202
Fidelity Series High Income Fund	58,821	3,182	1,929	911	(3)	76	60,147
Fidelity Series International Credit Fund	55	-	-	-	-	-	55
Fidelity Series International Developed Markets Bond Index Fund	440,119	27,378	21,334	6,211	(198)	(5,417)	440,548
Fidelity Series International Growth Fund	331,035	5,934	20,475	-	1,699	11,597	329,790
Fidelity Series International Index Fund	137,254	4,877	9,579	-	543	3,832	136,927
Fidelity Series International Small Cap Fund	106,602	1,780	7,538	-	151	1,280	102,275
Fidelity Series International Value Fund	330,158	10,628	24,918	-	1,289	12,460	329,617
Fidelity Series Investment Grade Bond Fund	1,121,884	62,219	41,754	11,075	(494)	(15,272)	1,126,583
Fidelity Series Investment Grade Securitized Fund	769,416	38,766	30,590	7,211	(382)	(10,738)	766,472
Fidelity Series Large Cap Growth Index Fund	270,117	8,251	44,552	669	5,362	26,836	266,014
Fidelity Series Large Cap Stock Fund	295,613	10,900	34,280	-	1,598	18,855	292,686
Fidelity Series Large Cap Value Index Fund	551,767	26,093	56,889	-	1,219	21,581	543,771
Fidelity Series Long-Term Treasury Bond Index Fund	481,886	28,737	15,940	3,605	(263)	(14,710)	479,710
Fidelity Series Overseas Fund	330,695	6,387	21,845	-	2,182	12,504	329,923
Fidelity Series Real Estate Income Fund	20,440	624	5,554	296	(547)	688	15,651
Fidelity Series Short-Term Credit Fund	71,868	2,481	3,612	488	(8)	(293)	70,436
Fidelity Series Small Cap Core Fund	3,567	-	1,582	1	(24)	(23)	1,938
Fidelity Series Small Cap Opportunities Fund	135,029	3,302	12,795	-	617	6,471	132,624
Fidelity Series Treasury Bill Index Fund	348,667	25,088	10,976	4,395	(4)	(346)	362,429
Fidelity Series Value Discovery Fund	202,014	13,005	20,268	-	25	5,943	200,719
	11,065,543	554,688	662,057	52,652	20,235	109,755	11,088,164

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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